Capital Stock and Long-term Retention Plan - Weighted-average assumptions (Details) - LTRP - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assumptions:
Dividend yield	3.21%	2.50%	0.92%
Expected volatility	42.83%	45.51%	45.75%
Risk-free interest rate	9.57%	9.05%	9.17%
Expected average life of awards	3 years	3 years	3 years
CPOs
Arrangements:
Number of CPOs or CPOs equivalent granted (in units)	52,539	11,600	27,500
Contractual life	3 years	3 years	3 years